Executive and Supervisory Board Compensation	12 Months Ended
Dec. 31, 2019
Executive and Supervisory Board Compensation
Executive and Supervisory Board Compensation

(G.5) Executive and Supervisory Board Compensation

y Accounting Policy

The share-based payment amounts disclosed below in the table “Executive Board Compensation” are based on the grant date fair value of the restricted share units (RSUs) and performance share units (PSUs), respectively, issued to Executive Board members during the reporting period under the LTI 2016 Plan.

In the table “Share-Based Payment for Executive Board Members,” the share-based payment expense is the amount recorded in profit or loss under IFRS 2 (Share-Based Payment) in the respective period.

The total compensation of the Executive Board members for each of the years 2019, 2018, and 2017 was as follows:

Executive Board Compensation

€ thousands	2019	2018	2017
Short-term employee benefits	17,378	18,652	16,634
Share-based payment1)	32,393	23,646	25,723
Subtotal1)	49,771	42,298	42,357
Post-employment benefits	2,825	1,106	1,312
Thereof defined-benefit	2,056	250	423
Thereof defined-contribution	769	856	889
Total1)	52,596	43,404	43,669

1)Portion of total executive compensation allocated to the respective year

Share-Based Payment for Executive Board Members

	2019	2018	2017
Number of RSUs granted	137,619	118,072	117,929
Number of PSUs granted	206,428	177,106	176,886
Total expense in € thousands	44,447	8,054	19,068

The defined benefit obligation (DBO) for pensions to Executive Board members and the annual pension entitlement of the members of the Executive Board on reaching age 62 based on entitlements from performance-based and salary-linked plans were as follows:

Retirement Pension Plan for Executive Board Members

€ thousands	2019	2018	2017
DBO 12/31	5,497	3,441	3,191
Annual pension entitlement	215	192	148

The total annual compensation of the Supervisory Board members is as follows:

Supervisory Board Compensation

€ thousands	2019	2018	2017
Total compensation	3,770	3,702	3,663
Thereof fixed compensation	3,218	3,162	3,135
Thereof committee remuneration	553	540	528

The Supervisory Board members do not receive any share-based payment for their services. As far as members who are employee representatives on the Supervisory Board receive share-based payment, such compensation is for their services as employees only and is unrelated to their status as members of the Supervisory Board.

Payments to/DBO for Former Executive Board Members

€ thousands	2019	2018	2017
Payments	2,081	2,054	1,997
DBO 12/31	44,586	38,374	39,993

SAP did not grant any compensation advance or credit to, or enter into any commitment for the benefit of, any member of the Executive Board or Supervisory Board in 2019, 2018, or 2017.